PLEDGE OF ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of pledge of assets [Line Items]
Property, plant and equipment	¥ 4,168,239	¥ 5,799,013
Land use rights	328,116	176,914
Intangible assets	772,597	1,111,705
Notes receivable	933,551	82,125
Trade receivables		22,000
Investment in an associate	535,610
Assets pledged as security	6,738,113	7,191,757
Current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	1,354,000	1,007,000
Non-current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	¥ 10,155,000	¥ 12,582,000
Ningxia Energy
Disclosure of pledge of assets [Line Items]
Percentage of equity attributable to the Company	70.82%